July 2, 2007

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	The Taiwan Greater China Fund (the “Fund”)
SEC File No. 811-05617, 005-40977
Preliminary Proxy Statement, Form of Proxy and Other Soliciting Material

Ladies and Gentlemen:

Enclosed for filing pursuant to Regulation 14a-6 under the Investment Company Act of 1934, as amended, you will find a preliminary proxy statement, form of proxy and other soliciting material. The solicitation is related to a special meeting of stockholders (the “Meeting”) for the approval of a new investment advisory agreement and to transact such other business as may properly come before the Meeting. Management of the Fund does not know of any other business to be presented at the Meeting.

There are no fees required in connection with this filing. Please contact Amy Morris (of Brown Brothers Harriman & Co., the Trust’s administrator), at 617-772-1490 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Amy L. Morris
Assistant Secretary

cc: Cheryl Chang (via e-mail)

Enclosures